Segmental Analyses - Disclosure of Additional Information by Product Category (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Products And Services [Line Items]
Revenue	[1]	£ 25,684	£ 25,776	£ 25,877
Combustibles
Disclosure Of Products And Services [Line Items]
Revenue		22,029	22,752	23,001
New Categories
Disclosure Of Products And Services [Line Items]
Revenue		2,054	1,443	1,255
New Categories | Vapour
Disclosure Of Products And Services [Line Items]
Revenue		927	611	401
New Categories | THP
Disclosure Of Products And Services [Line Items]
Revenue		853	634	728
New Categories | Modern Oral
Disclosure Of Products And Services [Line Items]
Revenue		274	198	126
Traditional Oral
Disclosure Of Products And Services [Line Items]
Revenue		1,118	1,160	1,081
Other
Disclosure Of Products And Services [Line Items]
Revenue		£ 483	£ 421	£ 540

[1]	Revenue is net of duty, excise and other taxes of £38,595 million, £39,172 million and £39,826 million for the years ended 31 December 2021, 2020 and 2019, respectively.